Derivatives and Hedging - Summary of the Classification of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$ 40,671	$ 114,326	$ 432
Gains (Losses) on Derivatives in Cash Flow Hedges
Amount of (loss) gain reclassified from accumulated other comprehensive loss	17,010	(13,999)	3,888
Other income, net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Total (losses) gains	(2,405)	7,604	471
Derivative instruments designated as hedges | Other income, net
Gains (Losses) on Derivatives in Cash Flow Hedges
Amount of (loss) gain reclassified from accumulated other comprehensive loss	(17,010)	18,666	(3,888)
Amounts excluded from effectiveness testing	0	0	0
Derivative instruments designated as hedges | Interest rate contracts | Other income, net
Gains (Losses) on Derivatives in Fair Value Hedges
Hedged item	3,072	(2,568)	(3,668)
Derivatives designated as hedging instruments	(3,072)	2,568	3,668
Undesignated derivative instruments | Embedded conversion option | Other income, net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	0	0	(349)
Undesignated derivative instruments | Equity options | Other income, net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	(23,882)	322,580	(104,125)
Undesignated derivative instruments | Cash convertible notes embedded cash conversion option | Other income, net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	28,154	(321,213)	106,998
Undesignated derivative instruments | Foreign exchange forwards and options | Other income, net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	$ 10,333	$ (12,429)	$ 1,835